Variable Interest Entities (Narrative) (Details) (USD $)	12 Months Ended	15 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014 rig	Jan. 02, 2014	Jun. 28, 2013	Dec. 30, 2014	Dec. 31, 2013
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements	2
Number of newbuild jack-ups under finance lease arrangements	1
Term of lease contracts	15 years
Long-term debt due to related parties	$ 415,000,000				$ 1,415,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest	13,000,000	209,000,000
Variable Interest Entity, Primary Beneficiary | North Atlantic Drilling | West Linus
Sale Leaseback Transaction [Line Items]
Contingent consideration arrangements, maximum			600,000,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract			15 years
SFL West Polaris Limited
Sale Leaseback Transaction [Line Items]
Percentage of voting interests acquired				100.00%
Loans assumed				97,000,000
Total acquisition price				111,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest				7,000,000
Additional paid-in capital
Sale Leaseback Transaction [Line Items]
Deemed contribution to Seadrill shareholders from non-controlling interest	6,000,000				(209,000,000)
Additional paid-in capital | SFL West Polaris Limited
Sale Leaseback Transaction [Line Items]
Deemed contribution to Seadrill shareholders from non-controlling interest	6,000,000
Affiliated Entity | Ship Finance
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties	$ 125,000,000		$ 195,000,000
Interest rate on related party debt			4.50%